Selling Expenses	6 Months Ended
Jun. 30, 2024
Selling Expenses
Selling Expenses

7.Selling Expenses

For the six month period ended June 30, 2024, selling expenses consisted of €3,725 thousand (June 30, 2023: €3,100 thousand) of personnel expenses, including share-based payment expenses; €1,144 thousand (June 30, 2023: €599 thousand) of marketing costs and €1,471 thousand (June 30, 2023: €553 thousand) miscellaneous other expenses.